Nature of Operations and Items Impacting Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gain by Transactions Component
The following represents a summary of the deferred gain related to Assurant Employee Benefits that was amortized within the Financial Statements:

	Years Ended December 31,
	2020	2019	2018
Amortization of deferred gains	$2.3	$13.6	$46.4